UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Hood River Small-Cap Growth Fund
Institutional Shares | HRSMX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$120	1.07%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year ending June 30, 2024 for US small cap growth stocks was fair yet slightly soft versus larger cap peers as the Russell 2000® Growth Index (the benchmark) rose by +9.14% versus the S&P 500® Index’s +24.54% gain. Hood River’s investment team remained diligent in identifying stocks we viewed as mispriced, leading to a +23.87% return for our US Small Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
As is typical given our fundamental research process, the majority of the strategy’s alpha for the quarter was driven by stock selection. Sectors contributing the most to stock selection included industrials, consumer discretionary, and health care. Only two sectors detracted from outperformance: information technology and utilities.
The team remains diligent in ensuring our portfolio is comprised of our best ideas balanced against our sell discipline. Valuations amongst small caps remain attractive on an absolute and relative basis, and the prospects of rate cuts bodes well for the group. We greatly appreciate your confidence in, and partnership with, Hood River.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Onto Innovcation, Inc.
↑	FormFactor, Inc.

Top Detractors
↓	DocGo, Inc.
↓	MasTec, Inc.
↓	Applied Digital Corporation
↓	Five9, Inc.
↓	Harmonic, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River Small-Cap Growth Fund	PAGE 1	TSR_AR_56170L208

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	23.87	15.40	13.22
Russell 3000 Total Return Index	23.13	14.14	12.15
Russell 2000 Growth Total Return Index	9.14	6.17	7.39
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,637,663,827
Number of Holdings	104
Net Advisory Fee	$17,166,582
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
FTAI Aviation Ltd.	6.5%
First American Treasury Obligations Fund	3.7%
MasTec, Inc.	2.6%
Rambus, Inc.	2.5%
Clean Harbors, Inc.	2.2%
Comfort Systems USA, Inc.	2.2%
FormFactor, Inc.	2.2%
Coherent Corp.	2.1%
Kirby Corp.	2.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Hood River Small-Cap Growth Fund	PAGE 2	TSR_AR_56170L208

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hood River Small-Cap Growth Fund documents not be householded, please contact Hood River Capital Management, LLC at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hood River Capital Management, LLC or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 3	TSR_AR_56170L208

Hood River Small-Cap Growth Fund
Investor Shares | HRSRX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$146	1.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year ending June 30, 2024 for US small cap growth stocks was fair yet slightly soft versus larger cap peers as the Russell 2000® Growth Index (the benchmark) rose by +9.14% versus the S&P 500® Index’s +24.54% gain. Hood River’s investment team remained diligent in identifying stocks we viewed as mispriced, leading to a +23.87% return for our US Small Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
As is typical given our fundamental research process, the majority of the strategy’s alpha for the quarter was driven by stock selection. Sectors contributing the most to stock selection included industrials, consumer discretionary, and health care. Only two sectors detracted from outperformance: information technology and utilities.
The team remains diligent in ensuring our portfolio is comprised of our best ideas balanced against our sell discipline. Valuations amongst small caps remain attractive on an absolute and relative basis, and the prospects of rate cuts bodes well for the group. We greatly appreciate your confidence in, and partnership with, Hood River.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Onto Innovcation, Inc.
↑	FormFactor, Inc.

Top Detractors
↓	DocGo, Inc.
↓	MasTec, Inc.
↓	Applied Digital Corporation
↓	Five9, Inc.
↓	Harmonic, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River Small-Cap Growth Fund	PAGE 1	TSR_AR_56170L109

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/07/2015)
Investor Shares	23.57	15.16	12.93
Russell 3000 Total Return Index	23.13	14.14	12.63
Russell 2000 Growth Total Return Index	9.14	6.17	6.92
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,637,663,827
Number of Holdings	104
Net Advisory Fee	$17,166,582
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
FTAI Aviation Ltd.	6.5%
First American Treasury Obligations Fund	3.7%
MasTec, Inc.	2.6%
Rambus, Inc.	2.5%
Clean Harbors, Inc.	2.2%
Comfort Systems USA, Inc.	2.2%
FormFactor, Inc.	2.2%
Coherent Corp.	2.1%
Kirby Corp.	2.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Hood River Small-Cap Growth Fund	PAGE 2	TSR_AR_56170L109

Changes to Shareholder Fees (fees paid directly from your investment).
This is a summary of certain changes to the Fund for the period of July 1, 2023, to June 30, 2024. For more complete information, you may review the Fund’s prospectus at https://hoodrivercapital.com/mutual-funds/ or upon request at (800) 497-2960 or info@hoodrivercapital.com.
Effective October 31, 2023, Investor Shares of the Small-Cap Growth Fund charge a Rule 12b-1 fee up to 0.25%, a change from the Rule 12b-1 fee of up to 0.17% for the prior year.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hood River Small-Cap Growth Fund documents not be householded, please contact Hood River Capital Management, LLC at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hood River Capital Management, LLC or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 3	TSR_AR_56170L109

Hood River Small-Cap Growth Fund
Retirement Shares | HRSIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$111	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year ending June 30, 2024 for US small cap growth stocks was fair yet slightly soft versus larger cap peers as the Russell 2000® Growth Index (the benchmark) rose by +9.14% versus the S&P 500® Index’s +24.54% gain. Hood River’s investment team remained diligent in identifying stocks we viewed as mispriced, leading to a +23.87% return for our US Small Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
As is typical given our fundamental research process, the majority of the strategy’s alpha for the quarter was driven by stock selection. Sectors contributing the most to stock selection included industrials, consumer discretionary, and health care. Only two sectors detracted from outperformance: information technology and utilities.
The team remains diligent in ensuring our portfolio is comprised of our best ideas balanced against our sell discipline. Valuations amongst small caps remain attractive on an absolute and relative basis, and the prospects of rate cuts bodes well for the group. We greatly appreciate your confidence in, and partnership with, Hood River.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Onto Innovcation, Inc.
↑	FormFactor, Inc.

Top Detractors
↓	DocGo, Inc.
↓	MasTec, Inc.
↓	Applied Digital Corporation
↓	Five9, Inc.
↓	Harmonic, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River Small-Cap Growth Fund	PAGE 1	TSR_AR_56170L505

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/03/2017)
Retirement Shares	23.94	15.48	14.58
Russell 3000 Total Return Index	23.13	14.14	13.19
Russell 2000 Growth Total Return Index	9.14	6.17	7.62
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,637,663,827
Number of Holdings	104
Net Advisory Fee	$17,166,582
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
FTAI Aviation Ltd.	6.5%
First American Treasury Obligations Fund	3.7%
MasTec, Inc.	2.6%
Rambus, Inc.	2.5%
Clean Harbors, Inc.	2.2%
Comfort Systems USA, Inc.	2.2%
FormFactor, Inc.	2.2%
Coherent Corp.	2.1%
Kirby Corp.	2.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Hood River Small-Cap Growth Fund	PAGE 2	TSR_AR_56170L505

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hood River Small-Cap Growth Fund documents not be householded, please contact Hood River Capital Management, LLC at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hood River Capital Management, LLC or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 3	TSR_AR_56170L505

Hood River International Opportunity Fund
Institutional Shares | HRIOX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hood River International Opportunity Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$144	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending June 30, 2024, international equity markets have fluctuated between optimism and concerns over recession and inflation. However, as fears of a downturn have recently eased, a more favorable environment has emerged, with central banks now considering potential interest rate cuts. Despite ongoing conflicts in Europe and the Middle East, the overall outlook has brightened. At Hood River, we believe that in any market environment, it is possible to seek to identify companies that can outperform expectations and grow earnings. This conviction has proven successful, with our Fund outpacing the MSCI All Country World ex USA Small-Cap Index for the 12 months ending June 30, 2024.
Our approach emphasizes bottom-up portfolio construction while also capitalizing on key market trends. Resilient global consumer spending and a thriving small-cap IPO market outside the U.S. have been particularly beneficial. We’ve placed a strong emphasis on companies driving advancements in artificial intelligence (AI) and nuclear energy, which has significantly contributed to our success, especially in the information technology sector. Emerging markets, including Taiwan, have proven contributory to outperformance, while we continue to navigate the complexities of international markets with a focus on sustainable earnings growth. Overall, our proactive approach and strategic focus have enabled us to deliver strong performance for our investors during the period.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Micronics Japan Co., Ltd.
↑	Camtek Ltd
↑	Applied Digital Corporation
↑	Voltamp Transformers Limited

Top Detractors
↓	Establishment Labs Holdings, Inc.
↓	Inspired Entertainment, Inc.
↓	ODDITY Tech Ltd.
↓	Lilium N.V.
↓	Toyo Gosei Co., Ltd.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River International Opportunity Fund	PAGE 1	TSR_AR_56170L778

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/28/2021)
Institutional Shares	26.73	5.18
MSCI THE WORLD INDEX Net (USD)	20.19	7.18
MSCI AC WORLD INDEX ex USA Net (USD)	11.62	1.43
MSCI WORLD INDEX ex USA SMALL CAP Net (USD)	7.80	-3.73
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$14,341,428
Number of Holdings	97
Net Advisory Fee	$0
Portfolio Turnover Rate	119%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Applied Digital Corp.	6.2%
Marubeni Corp.	4.0%
GFL Environmental, Inc.	2.9%
First American Treasury Obligations Fund	2.3%
Voltamp Transformers Ltd.	2.1%
Camtek Ltd./Israel	2.0%
Denison Mines Corp.	1.9%
Alphawave IP Group PLC	1.8%
VIKING HOLDINGS Ltd. ORD SHS	1.7%
Munters Group AB	1.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Hood River International Opportunity Fund	PAGE 2	TSR_AR_56170L778

Changes to Shareholder Fees (fees paid directly from your investment).
This is a summary of certain changes to the Fund for the period of July 1, 2023, to June 30, 2024. For more complete information, you may review the Fund’s prospectus at https://hoodrivercapital.com/mutual-funds/ or upon request at (800) 497-2960 or info@hoodrivercapital.com.
Effective November 1, 2023, the management fee of the International Opportunity Fund decreased to 1.05%, a change from the management fee of 1.30% in effect for the prior year.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hood River International Opportunity Fund documents not be householded, please contact Hood River Capital Management, LLC at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hood River Capital Management, LLC or your financial intermediary.
Hood River International Opportunity Fund	PAGE 3	TSR_AR_56170L778

Hood River International Opportunity Fund
Investor Shares | HRIIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hood River International Opportunity Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$147	1.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending June 30, 2024, international equity markets have fluctuated between optimism and concerns over recession and inflation. However, as fears of a downturn have recently eased, a more favorable environment has emerged, with central banks now considering potential interest rate cuts. Despite ongoing conflicts in Europe and the Middle East, the overall outlook has brightened. At Hood River, we believe that in any market environment, it is possible to seek to identify companies that can outperform expectations and grow earnings. This conviction has proven successful, with our Fund outpacing the MSCI All Country World ex USA Small-Cap Index for the 12 months ending June 30, 2024.
Our approach emphasizes bottom-up portfolio construction while also capitalizing on key market trends. Resilient global consumer spending and a thriving small-cap IPO market outside the U.S. have been particularly beneficial. We’ve placed a strong emphasis on companies driving advancements in artificial intelligence (AI) and nuclear energy, which has significantly contributed to our success, especially in the information technology sector. Emerging markets, including Taiwan, have proven contributory to outperformance, while we continue to navigate the complexities of international markets with a focus on sustainable earnings growth. Overall, our proactive approach and strategic focus have enabled us to deliver strong performance for our investors during the period.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Micronics Japan Co., Ltd.
↑	Camtek Ltd
↑	Applied Digital Corporation
↑	Voltamp Transformers Limited

Top Detractors
↓	Establishment Labs Holdings, Inc.
↓	Inspired Entertainment, Inc.
↓	ODDITY Tech Ltd.
↓	Lilium N.V.
↓	Toyo Gosei Co., Ltd.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River International Opportunity Fund	PAGE 1	TSR_AR_56170L760

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/11/2023)
Investor Shares	25.08
MSCI THE WORLD INDEX Net (USD)	19.79
MSCI AC WORLD INDEX ex USA Net (USD)	11.15
MSCI WORLD INDEX ex USA SMALL CAP Net (USD)	5.97
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$14,341,428
Number of Holdings	97
Net Advisory Fee	$0
Portfolio Turnover Rate	119%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Applied Digital Corp.	6.2%
Marubeni Corp.	4.0%
GFL Environmental, Inc.	2.9%
First American Treasury Obligations Fund	2.3%
Voltamp Transformers Ltd.	2.1%
Camtek Ltd./Israel	2.0%
Denison Mines Corp.	1.9%
Alphawave IP Group PLC	1.8%
VIKING HOLDINGS Ltd. ORD SHS	1.7%
Munters Group AB	1.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Hood River International Opportunity Fund	PAGE 2	TSR_AR_56170L760

Changes to Shareholder Fees (fees paid directly from your investment).
This is a summary of certain changes to the Fund for the period of July 1, 2023, to June 30, 2024. For more complete information, you may review the Fund’s prospectus at https://hoodrivercapital.com/mutual-funds/ or upon request at (800) 497-2960 or info@hoodrivercapital.com.
Effective November 1, 2023, the management fee of the International Opportunity Fund decreased to 1.05%, a change from the management fee of 1.30% in effect for the prior year.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hood River International Opportunity Fund documents not be householded, please contact Hood River Capital Management, LLC at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hood River Capital Management, LLC or your financial intermediary.
Hood River International Opportunity Fund	PAGE 3	TSR_AR_56170L760

Hood River International Opportunity Fund
Retirement Shares | HRITX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hood River International Opportunity Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$137	1.21%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending June 30, 2024, international equity markets have fluctuated between optimism and concerns over recession and inflation. However, as fears of a downturn have recently eased, a more favorable environment has emerged, with central banks now considering potential interest rate cuts. Despite ongoing conflicts in Europe and the Middle East, the overall outlook has brightened. At Hood River, we believe that in any market environment, it is possible to seek to identify companies that can outperform expectations and grow earnings. This conviction has proven successful, with our Fund outpacing the MSCI All Country World ex USA Small-Cap Index for the 12 months ending June 30, 2024.
Our approach emphasizes bottom-up portfolio construction while also capitalizing on key market trends. Resilient global consumer spending and a thriving small-cap IPO market outside the U.S. have been particularly beneficial. We’ve placed a strong emphasis on companies driving advancements in artificial intelligence (AI) and nuclear energy, which has significantly contributed to our success, especially in the information technology sector. Emerging markets, including Taiwan, have proven contributory to outperformance, while we continue to navigate the complexities of international markets with a focus on sustainable earnings growth. Overall, our proactive approach and strategic focus have enabled us to deliver strong performance for our investors during the period.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Micronics Japan Co., Ltd.
↑	Camtek Ltd
↑	Applied Digital Corporation
↑	Voltamp Transformers Limited

Top Detractors
↓	Establishment Labs Holdings, Inc.
↓	Inspired Entertainment, Inc.
↓	ODDITY Tech Ltd.
↓	Lilium N.V.
↓	Toyo Gosei Co., Ltd.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River International Opportunity Fund	PAGE 1	TSR_AR_56170L752

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2021)
Retirement Shares	26.81	5.70
MSCI THE WORLD INDEX Net (USD)	20.19	5.69
MSCI AC WORLD INDEX ex USA Net (USD)	11.62	1.80
MSCI WORLD INDEX ex USA SMALL CAP Net (USD)	7.80	-2.92
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$14,341,428
Number of Holdings	97
Net Advisory Fee	$0
Portfolio Turnover Rate	119%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Applied Digital Corp.	6.2%
Marubeni Corp.	4.0%
GFL Environmental, Inc.	2.9%
First American Treasury Obligations Fund	2.3%
Voltamp Transformers Ltd.	2.1%
Camtek Ltd./Israel	2.0%
Denison Mines Corp.	1.9%
Alphawave IP Group PLC	1.8%
VIKING HOLDINGS Ltd. ORD SHS	1.7%
Munters Group AB	1.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Hood River International Opportunity Fund	PAGE 2	TSR_AR_56170L752

Changes to Shareholder Fees (fees paid directly from your investment).
This is a summary of certain changes to the Fund for the period of July 1, 2023, to June 30, 2024. For more complete information, you may review the Fund’s prospectus at https://hoodrivercapital.com/mutual-funds/ or upon request at (800) 497-2960 or info@hoodrivercapital.com.
Effective November 1, 2023, the management fee of the International Opportunity Fund decreased to 1.05%, a change from the management fee of 1.30% in effect for the prior year.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hood River International Opportunity Fund documents not be householded, please contact Hood River Capital Management, LLC at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hood River Capital Management, LLC or your financial intermediary.
Hood River International Opportunity Fund	PAGE 3	TSR_AR_56170L752

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Messrs. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
Audit Fees	$28,150	$26,000
Audit-Related Fees	N/A	N/A
Tax Fees	$7,000	$6,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for each of the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hood River Funds
Core Financial Statements
Annual Report June 30, 2024

Hood River Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.4%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.(a)	467,731	$ 26,398,738
Media & Entertainment – 0.2%
Webtoon Entertainment, Inc.(b)	268,357	6,126,590
TOTAL COMMUNICATION SERVICES		32,525,328
CONSUMER DISCRETIONARY - 8.6%
Broadline Retail - 1.1%
Global-e Online Ltd.(a)(b)	478,491	17,354,868
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	124,204	12,193,107
		29,547,975
Diversified Consumer Services - 0.5%
Duolingo, Inc.(a)(b)	67,490	14,083,138
Hotels, Restaurants & Leisure - 4.1%
Caesars Entertainment, Inc.(b)	549,198	21,825,128
Cava Group, Inc.(a)(b)	346,437	32,132,032
Genius Sports Ltd.(b)	960,031	5,232,169
Life Time Group Holdings, Inc.(a)(b)	1,009,323	19,005,552
Sweetgreen, Inc. - Class A(a)(b)	971,235	29,273,023
		107,467,904
Household Durables - 1.5%
Lovesac Co.(a)(b)	454,265	10,257,304
SharkNinja, Inc.	379,769	28,539,640
		38,796,944
Specialty Retail - 0.4%
Arhaus, Inc.(a)	606,673	10,277,041
Textiles, Apparel & Luxury Goods - 1.0%
Amer Sports, Inc.(a)(b)	2,027,384	25,484,217
TOTAL CONSUMER DISCRETIONARY		225,657,219
CONSUMER STAPLES - 0.5%
Personal Care Products - 0.5%
Oddity Tech Ltd. - Class A(a)(b)	349,749	13,731,146
TOTAL CONSUMER STAPLES		13,731,146
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Denison Mines Corp.(b)	14,843,478	29,538,521
Northern Oil & Gas, Inc.(a)	504,994	18,770,627

The accompanying notes are an integral part of these financial statements.

1

Hood River Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
ENERGY - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Scorpio Tankers, Inc.	64,399	$ 5,234,995
		53,544,143
TOTAL ENERGY		53,544,143
FINANCIALS - 5.1%
Banks - 1.4%
Customers Bancorp, Inc.(b)	329,557	15,812,145
Western Alliance Bancorp	334,191	20,993,879
		36,806,024
Consumer Finance - 1.3%
FirstCash Holdings, Inc.	326,942	34,289,677
Financial Services - 0.6%
I3 Verticals, Inc. - Class A(a)(b)	695,931	15,366,156
Insurance - 1.8%
HCI Group, Inc.(a)	453,999	41,845,088
Root, Inc.(a)(b)	112,463	5,804,215
		47,649,303
TOTAL FINANCIALS		134,111,160
HEALTH CARE - 18.6%
Biotechnology - 9.4%
Biohaven Ltd.(a)(b)	193,464	6,715,135
Blueprint Medicines Corp.(a)(b)	263,633	28,414,365
Crinetics Pharmaceuticals, Inc.(b)	212,313	9,509,499
Cytokinetics, Inc.(a)(b)	390,280	21,145,370
Insmed, Inc.(a)(b)	693,112	46,438,504
Iovance Biotherapeutics, Inc.(a)(b)	1,408,584	11,296,844
Krystal Biotech, Inc.(a)(b)	275,426	50,579,231
Neurocrine Biosciences, Inc.(b)	126,422	17,404,517
REVOLUTION Medicines, Inc.(b)	476,913	18,508,993
Scholar Rock Holding Corp.(a)(b)	420,114	3,499,549
TG Therapeutics, Inc.(a)(b)	815,949	14,515,733
Viking Therapeutics, Inc.(a)(b)	373,563	19,802,575
		247,830,315
Health Care Equipment & Supplies - 3.6%
AtriCure, Inc.(a)(b)	935,154	21,293,456
Haemonetics Corp.(a)(b)	144,030	11,915,602
Inspire Medical Systems, Inc.(a)(b)	48,982	6,555,261
Lantheus Holdings, Inc.(b)	571,727	45,903,961
TransMedics Group, Inc.(b)	66,293	9,985,052
		95,653,332

The accompanying notes are an integral part of these financial statements.

2

Hood River Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
HEALTH CARE - (Continued)
Health Care Providers & Services - 3.1%
Alignment Healthcare, Inc.(a)(b)	1,821,926	$ 14,247,461
Option Care Health, Inc.(b)	920,147	25,488,072
RadNet, Inc.(a)(b)	589,519	34,734,460
Select Medical Holdings Corp.	223,501	7,835,945
		82,305,938
Health Care Technology - 0.6%
Evolent Health, Inc. - Class A(a)(b)	849,221	16,237,106
Pharmaceuticals - 1.9%
Axsome Therapeutics, Inc.(a)(b)	286,036	23,025,898
Intra-Cellular Therapies, Inc.(b)	252,695	17,307,081
Verona Pharma PLC - ADR(a)(b)	550,651	7,962,413
		48,295,392
TOTAL HEALTH CARE		490,322,083
INDUSTRIALS - 28.8%(c)
Aerospace & Defense - 2.4%
Axon Enterprise, Inc.(b)	117,944	34,703,843
Kratos Defense & Security Solutions, Inc.(a)(b)	1,406,028	28,134,620
		62,838,463
Commercial Services & Supplies - 2.5%
CECO Environmental Corp.(b)	320,223	9,238,433
Clean Harbors, Inc.(b)	256,867	58,090,472
		67,328,905
Construction & Engineering - 8.2%
API Group Corp.(b)	598,893	22,536,344
Comfort Systems USA, Inc.	190,275	57,866,433
Construction Partners, Inc. - Class A(b)	280,199	15,469,787
Fluor Corp.(b)	576,262	25,096,210
Granite Construction, Inc.(a)	248,648	15,408,716
MasTec, Inc.(a)(b)	631,407	67,554,235
MDU Resources Group, Inc.	513,139	12,879,789
		216,811,514
Electrical Equipment - 2.2%
American Superconductor Corp.(a)(b)	1,016,506	23,776,075
Vertiv Holdings Co. - Class A	407,919	35,313,548
		59,089,623
Ground Transportation - 3.5%
FTAI Infrastructure, Inc.	1,756,852	15,161,632
RXO, Inc.(b)	966,459	25,272,903
TFI International, Inc.(a)	127,005	18,436,046

The accompanying notes are an integral part of these financial statements.

3

Hood River Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Ground Transportation - (Continued)
XPO, Inc.(a)(b)	308,046	$ 32,699,083
		91,569,664
Machinery - 1.0%
Flowserve Corp.(a)	259,370	12,475,697
SPX Technologies, Inc.(b)	97,713	13,888,926
		26,364,623
Marine Transportation - 2.0%
Kirby Corp.(b)	431,660	51,682,652
Trading Companies & Distributors - 7.0%
FTAI Aviation Ltd.(a)	1,648,164	170,139,970
Transcat, Inc.(a)(b)	116,312	13,920,220
		184,060,190
TOTAL INDUSTRIALS		759,745,634
INFORMATION TECHNOLOGY - 27.4%(c)
Communications Equipment - 0.9%
Applied Optoelectronics, Inc.(a)(b)	811,963	6,731,173
Infinera Corp.(a)(b)	2,798,887	17,045,222
		23,776,395
Electronic Equipment, Instruments & Components - 3.7%
Coherent Corp.(b)	756,786	54,836,714
Itron, Inc.(b)	119,991	11,874,309
OSI Systems, Inc.(b)	187,582	25,796,277
TTM Technologies, Inc.(b)	268,649	5,219,850
		97,727,150
IT Services - 2.3%
Applied Digital Corp.(b)	4,848,159	28,846,546
Couchbase, Inc.(b)	963,776	17,598,550
DigitalOcean Holdings, Inc.(a)(b)	427,147	14,843,358
		61,288,454
Semiconductors & Semiconductor Equipment - 12.5%
Camtek Ltd./Israel(a)	347,803	43,558,848
FormFactor, Inc.(a)(b)	943,770	57,126,398
Ichor Holdings Ltd.(b)	655,264	25,260,427
indie Semiconductor, Inc. - Class A(a)(b)	2,041,279	12,594,691
MACOM Technology Solutions Holdings, Inc.(a)(b)	370,728	41,325,050
MaxLinear, Inc.(b)	714,558	14,391,198
Onto Innovation, Inc.(b)	210,042	46,116,822
Rambus, Inc.(b)	1,136,944	66,806,830
Silicon Motion Technology Corp. - ADR	155,834	12,620,996

The accompanying notes are an integral part of these financial statements.

4

Hood River Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - (Continued)
Semiconductors & Semiconductor Equipment - (Continued)
Ultra Clean Holdings, Inc.(b)	215,697	$ 10,569,153
		330,370,413
Software - 8.0%
ACI Worldwide, Inc.(b)	1,276,840	50,550,096
Clearwater Analytics Holdings, Inc. - Class A(b)	1,252,653	23,199,134
CyberArk Software Ltd.(b)	122,083	33,379,934
Intapp, Inc.(a)(b)	126,384	4,634,501
Iris Energy Ltd.(a)(b)	712,174	8,040,444
Q2 Holdings, Inc.(a)(b)	659,825	39,807,242
Terawulf, Inc.(a)(b)	2,753,463	12,252,910
Varonis Systems, Inc.(b)	799,431	38,348,705
		210,212,966
TOTAL INFORMATION TECHNOLOGY		723,375,378
MATERIALS - 3.2%
Chemicals - 0.9%
Aspen Aerogels, Inc.(b)	1,048,847	25,015,001
Construction Materials - 2.3%
Eagle Materials, Inc.	146,797	31,922,475
Knife River Corp.(b)	395,184	27,718,206
		59,640,681
TOTAL MATERIALS		84,655,682
TOTAL COMMON STOCKS (Cost $1,832,065,402)		2,517,667,773
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Financial Services - 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	588,628	17,423,389
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,885,411)		17,423,389
	Units
SHORT-TERM INVESTMENTS - 17.6%
Investments Purchased with Proceeds from Securities Lending - 13.9%
Mount Vernon Liquid Assets Portfolio, LLC	367,137,073	367,137,073

The accompanying notes are an integral part of these financial statements.

5

Hood River Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 3.7%
First American Treasury Obligations Fund - Class Z, 5.17%(d)	97,498,087	$97,498,087
TOTAL SHORT-TERM INVESTMENTS (Cost $464,635,160)		464,635,160
TOTAL INVESTMENTS - 113.7% (Cost $2,310,585,973)		$2,999,726,322
Liabilities in Excess of Other Assets - (13.7)%		(362,062,495)
TOTAL NET ASSETS - 100.0%		$2,637,663,827

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $359,741,377 which represented 13.6% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

Hood River International Opportunity Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.2%
COMMUNICATION SERVICES - 0.8%
Media & Entertainment - 0.8%
Webtoon Entertainment, Inc.	5,300	$ 120,999
TOTAL COMMUNICATION SERVICES		120,999
CONSUMER DISCRETIONARY - 12.6%
Automobile Components - 3.8%
Aisan Industry Co. Ltd.	4,486	39,246
MRF Ltd.	106	164,459
Nifco, Inc.	2,838	68,041
Niterra Co. Ltd.	4,800	139,971
Sumitomo Rubber Industries Ltd.	8,800	88,290
Toyoda Gosei Co. Ltd.	2,293	40,521
		540,528
Broadline Retail - 0.6%
Jumia Technologies AG - ADR(a)	13,225	92,840
Hotels, Restaurants & Leisure - 4.1%
Basic-Fit NV(a)(b)	2,263	48,760
Despegar.com Corp.(a)	14,461	191,319
eDreams ODIGEO SA(a)	22,046	153,466
Genius Sports Ltd.(a)	27,015	147,232
HomeToGo SE(a)	28,129	55,279
		596,056
Household Durables - 1.0%
Nikon Corp.	13,700	139,032
Management of Companies and Enterprises - 1.7%
Viking Holdings Ltd. ORD SHS(a)	7,234	245,522
Textiles, Apparel & Luxury Goods - 1.4%
Amer Sports, Inc.(a)	10,227	128,553
Asics Corp.	4,400	67,840
		196,393
TOTAL CONSUMER DISCRETIONARY		1,810,371
CONSUMER STAPLES - 2.7%
Consumer Staples Distribution & Retail - 1.1%
BBB Foods, Inc. - Class A(a)	4,958	118,298
Redcare Pharmacy NV(a)(b)	322	39,279
		157,577
Personal Care Products - 1.6%
Oddity Tech Ltd. - Class A(a)	4,020	157,825
Warpaint London PLC	9,025	70,504
		228,329
TOTAL CONSUMER STAPLES		385,906

The accompanying notes are an integral part of these financial statements.

7

Hood River International Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
ENERGY - 5.7%
Energy Equipment & Services - 0.7%
Secure Energy Services, Inc.	10,554	$ 93,424
Oil, Gas & Consumable Fuels - 5.0%
Denison Mines Corp.(a)	139,465	277,536
Great Eastern Shipping Co. Ltd.	14,079	206,451
NexGen Energy Ltd.(a)	33,396	233,104
		717,091
TOTAL ENERGY		810,515
FINANCIALS - 8.4%
Banks - 1.0%
Sumitomo Mitsui Trust Holdings, Inc.	6,431	147,792
Capital Markets - 1.0%
Plus500 Ltd.	5,135	147,626
Consumer Finance - 2.8%
Kaspi.KZ JSC - ADR	1,310	169,003
Sundaram Finance Ltd.	3,996	224,583
		393,586
Financial Services - 1.2%
Payfare, Inc.(a)	39,137	177,655
Insurance - 2.4%
Just Group PLC	136,748	181,515
Revo Insurance SpA	16,717	162,560
		344,075
TOTAL FINANCIALS		1,210,734
HEALTH CARE - 4.3%
Biotechnology - 0.1%
Exscientia PLC - ADR(a)	2,680	13,668
Electronic Equipment, Instruments & Components - 1.1%
Jeol Ltd.	3,500	158,944
Health Care Equipment & Supplies - 1.9%
Establishment Labs Holdings, Inc.(a)	950	43,168
Implantica AG(a)	72,597	226,031
		269,199
Health Care Technology - 0.4%
Craneware PLC	1,743	50,896

The accompanying notes are an integral part of these financial statements.

8

Hood River International Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
HEALTH CARE - (Continued)
Pharmaceuticals - 0.8%
Dr Reddy’s Laboratories Ltd.	1,160	$ 88,977
Verona Pharma PLC - ADR(a)	1,898	27,445
		116,422
TOTAL HEALTH CARE		609,129
INDUSTRIALS - 30.7%(d)
Aerospace & Defense - 3.7%
Bharat Electronics Ltd.	43,516	159,253
Bombardier, Inc. - Class B(a)	2,897	185,778
Hindustan Aeronautics Ltd.	2,881	181,709
		526,740
Building Products - 3.5%
Grupo Rotoplas SAB de CV	42,595	63,677
Munters Group AB(b)	12,664	238,511
Nitto Boseki Co. Ltd.	4,800	195,505
		497,693
Commercial Services & Supplies - 4.0%
DO & CO AG	402	71,562
GFL Environmental, Inc.	10,696	416,395
ION Exchange India Ltd.	13,700	94,219
		582,176
Construction & Engineering - 1.8%
Ahluwalia Contracts India Ltd.	5,762	85,957
Larsen & Toubro Ltd.	3,992	169,571
		255,528
Electrical Equipment - 4.3%
CG Power & Industrial Solutions Ltd.	11,800	99,599
Triveni Turbine Ltd.	28,733	213,599
Voltamp Transformers Ltd.	2,325	306,334
		619,532
Ground Transportation - 1.5%
Grupo Traxion SAB de CV(a)(b)	31,567	46,932
TFI International, Inc.	1,207	175,208
		222,140
Machinery - 6.3%
AIA Engineering Ltd.	1,113	55,671
Alfa Laval AB	2,287	100,151
Cummins India Ltd.	2,900	137,705
Elgi Equipments Ltd.	7,904	67,969
Kurita Water Industries Ltd.	2,000	84,984
Mitsubishi Heavy Industries Ltd.	10,707	115,262
Nomura Micro Science Co. Ltd.	1,600	43,187

The accompanying notes are an integral part of these financial statements.

9

Hood River International Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Machinery - (Continued)
Pentair PLC	1,271	$ 97,448
Silex Systems Ltd.(a)	5,360	18,915
Thermax Ltd.	1,475	94,615
VAT Group AG(b)	147	83,004
		898,911
Trading Companies & Distributors - 5.6%
FTAI Aviation Ltd.	2,228	229,996
Marubeni Corp.	30,773	570,611
		800,607
TOTAL INDUSTRIALS		4,403,327
INFORMATION TECHNOLOGY - 22.1%
Electronic Equipment, Instruments & Components - 1.6%
Kaynes Technology India Ltd.(a)	2,412	111,362
Nayax Ltd.(a)	5,313	113,698
		225,060
IT Services - 6.9%
Applied Digital Corp.(a)	150,637	896,290
Globant SA(a)	570	101,608
		997,898
Semiconductors & Semiconductor Equipment - 10.0%
Alphawave IP Group PLC(a)	143,503	260,538
ASMPT Ltd.	5,800	80,321
BE Semiconductor Industries NV	477	79,683
Camtek Ltd./Israel	2,243	280,913
Kokusai Electric Corp.	2,293	67,422
Powertech Technology, Inc.	39,000	225,507
Renesas Electronics Corp.	5,542	105,102
Shibaura Mechatronics Corp.	3,004	158,858
SPEL Semiconductor Ltd.(a)	42,795	110,211
WONIK IPS Co. Ltd.(a)	2,428	60,887
		1,429,442
Software - 2.6%
Iris Energy Ltd.(a)	11,138	125,748
Sylogist Ltd.	9,377	69,366
Zoo Digital Group PLC(a)	219,891	179,286
		374,400
Technology Hardware, Storage & Peripherals - 1.0%
Asia Vital Components Co. Ltd.	6,231	145,906
TOTAL INFORMATION TECHNOLOGY		3,172,706

The accompanying notes are an integral part of these financial statements.

10

Hood River International Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
MATERIALS - 4.0%
Chemicals - 1.6%
Kemira Oyj	9,252	$ 225,289
Metals & Mining - 2.4%
Ferroglobe PLC	20,816	111,574
Jindal Saw Ltd.	19,999	129,974
Vedanta Ltd.	18,600	101,177
		342,725
TOTAL MATERIALS		568,014
REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Lavvi Empreendimentos Imobiliarios SA	47,649	73,219
Tosei Corp.	10,725	162,727
		235,946
TOTAL REAL ESTATE		235,946
UTILITIES - 2.3%
Multi-Utilities - 1.3%
Veolia Environnement SA	5,917	177,231
Water Utilities - 1.0%
VA Tech Wabag Ltd.(a)	9,600	146,928
TOTAL UTILITIES		324,159
TOTAL COMMON STOCKS
(Cost $11,892,125)		13,651,806
CLOSED END INVESTMENT TRUSTS - 1.4%
Sprott Physical Uranium Trust(a)	11,127	206,517
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $196,369)		206,517
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Industrial REITs - 0.5%
FIBRA Macquarie Mexico(b)	45,171	76,688
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $73,225)		76,688

The accompanying notes are an integral part of these financial statements.

11

Hood River International Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 5.21%(c)	326,838	$326,838
TOTAL SHORT-TERM INVESTMENTS (Cost $326,838)		326,838
TOTAL INVESTMENTS - 99.4% (Cost $12,488,557)		$14,261,849
Other Assets in Excess of Liabilities - 0.6%		79,579
TOTAL NET ASSETS - 100.0%		$14,341,428

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SA - Sociedad Anónima
SE - Sociedad del Estado
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SpA – Scoieta per azioni
AB – Publikt Aktiebolag
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $533,174 or 3.7% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

12

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2024

	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund
Assets:
Investments at value* (Including securities on loan valued at $359,741,377 and $0, respectively)	$2,999,726,322	$14,261,849
Foreign Currency at value **	—	391
Cash	25,760	—
Receivables:
Securities sold	45,636,701	196,874
Fund shares sold	3,355,596	70,000
Dividends and interest	730,657	8,039
Securities lending income	42,046	—
Due From Advisor	—	15,075
Prepaid expenses	187,130	39,236
Total assets	3,049,704,212	14,591,464
Liabilities:
Payables:
Payable upon return of collateral for securities loaned	367,137,073	—
Securities purchased	41,142,086	200,319
Advisory fee	1,857,463	—
Fund shares redeemed	1,028,596	—
Service fees	308,943	1,817
Distribution fees	195,433	331
Administration and fund accounting fees	164,963	4,237
Transfer agent fees and expenses	40,616	9,599
Printing and Mailing Fees	30,521	5,219
Custody fees	23,757	4,414
Audit Fees	16,739	18,096
Compliance fees	2,092	2,032
Other accrued expenses	92,103	3,972
Total liabilities	412,040,385	250,036
Net assets	$2,637,663,827	$14,341,428
Net Assets Consist of:
Capital stock	$1,971,542,106	$13,053,405
Total distributable earnings	666,121,721	1,288,023
Net Assets	$2,637,663,827	$14,341,428
* Investments at cost	$2,310,585,973	$12,488,557
** Foreign currency at cost	$—	$391
Investor Shares:
Net assets applicable to outstanding Investor Shares	$185,678,997	$411,609
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	2,853,801	$36,513
Net asset value, offering price and redemption price per share	$65.06	$11.27

The accompanying notes are an integral part of these financial statements.

13

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2024 (Continued)

	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$1,392,826,265	$11,446,079
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	20,936,932	1,013,362
Net asset value, offering price and redemption price per share	$66.52	$11.30
Retirement Shares:
Net assets applicable to outstanding Retirement Shares	$1,059,158,565	$2,483,740
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	15,822,529	219,439
Net asset value, offering price and redemption price per share	$66.94	$11.32

The accompanying notes are an integral part of these financial statements.

14

STATEMENTS OF OPERATIONS
For the fiscal year end June 30, 2024

	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund
Investment income:
Dividends (net of foreign taxes withheld of $131,504 and $9,422, respectively)	$7,827,994	$60,780
Interest	2,557,892	21,583
Securities lending income	856,197	—
Total investment income	11,242,083	82,363
Expenses:
Investment advisory fees (Note 4)	17,110,292	69,715
Administration and fund accounting fees (Note 4)	830,554	24,099
Service fees (Note 6)
Service fees - Investor Shares	126,453	97
Service fees - Institutional Shares	768,529	2,774
Distribution fees (Note 5)
Distribution fees - Investor Shares	312,341	331
Transfer agent fees and expenses	244,536	75,078
Federal and state registration fees	219,572	40,556
Reports to shareholders	126,540	4,178
Custody fees	114,034	17,564
Trustees’ fees and expenses	30,000	29,908
Legal fees	27,238	34,362
Audit fees	16,746	22,398
Compliance expense	12,352	12,354
Other	37,401	15,334
Total expenses before reimbursement from advisor	19,976,588	348,748
Expense recoupment to (reimbursement from) Advisor (Note 4)	56,290	(269,486)
Net expenses	20,032,878	79,262
Net investment income (loss)	$(8,790,795)	$3,101
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$114,205,889	$209,418
Foreign currency related transactions	—	(13,875)
Net change in unrealized appreciation on:
Investments	355,795,924	1,452,007
Foreign currency related translations	—	11,253
Net realized and unrealized gain on investments	470,001,813	1,658,803
Net increase in net assets resulting from operations	$461,211,018	$1,661,904

The accompanying notes are an integral part of these financial statements.

15

STATEMENTS OF CHANGES IN NET ASSETS

	Hood River Small-Cap Growth Fund
	Year Ended June 30,
	2024	2023
Operations:
Net investment loss	$(8,790,795)	$(6,294,777)
Net realized gain (loss) on investments	114,205,889	(107,293,666)
Net change in unrealized appreciation on investments	355,795,924	330,954,691
Net increase in net assets resulting from operations	461,211,018	217,366,248
Capital Share Transactions:
Proceeds from shares sold
Investor shares	113,611,267	51,175,497
Institutional shares	651,973,250	354,068,959
Retirement shares	251,377,698	177,286,523
Cost of shares redeemed
Investor shares	(48,617,075)	(15,412,272)
Institutional shares	(214,509,296)	(165,348,295)
Retirement shares	(131,526,849)	(92,821,897)
Net increase in net assets from capital share transactions	622,308,995	308,948,515
Total Increase in Net Assets	1,083,520,013	526,314,763
Net Assets:
Beginning of year	1,554,143,814	1,027,829,051
End of year	$2,637,663,827	$1,554,143,814
Changes in Shares Outstanding:
Shares sold
Investor shares	2,102,866	1,027,397
Institutional shares	11,162,697	7,094,441
Retirement shares	4,338,610	3,525,994
Shares redeemed
Investor shares	(858,937)	(318,337)
Institutional shares	(3,728,665)	(3,330,574)
Retirement shares	(2,297,504)	(1,871,673)
Net increase in shares outstanding	10,719,067	6,127,248

The accompanying notes are an integral part of these financial statements.

16

STATEMENTS OF CHANGES IN NET ASSETS

	Hood River International Opportunity Fund
	Year Ended June 30,
	2024	2023
Operations:
Net investment income	$3,101	$12,606
Net realized gain (loss) on investments	195,543	(305,922)
Net change in unrealized appreciation on investments	1,463,260	797,701
Net increase in net assets resulting from operations	1,661,904	504,385
Distributions:
Investor Shares	(1,367)	—
Institutional Shares	(59,139)	—
Retirement Shares	(20,029)	—
Total distributions	(80,535)	—
Capital Share Transactions:
Proceeds from shares sold
Investor Shares	375,632	—
Institutional Shares	9,329,858	101,200
Retirement Shares	1,417,676	261,932
Proceeds from shares issued to holders in reinvestment of dividends
Investor Shares	1,367	—
Institutional Shares	56,155	—
Retirement Shares	20,029	—
Cost of shares redeemed
Investor Shares	(11,585)	—
Institutional Shares	(732,597)	(400,015)
Retirement Shares	(220,999)	(28,888)
Net increase (decrease) in net assets from capital share transactions	10,235,536	(65,771)
Total increase in net assets	11,816,905	438,614
Net Assets:
Beginning of year	2,524,523	2,085,909
End of year	$14,341,428	$2,524,523
Changes in Shares Outstanding:
Shares sold
Investor Shares	37,558	—
Institutional Shares	901,225	11,256
Retirement Shares	137,866	33,400
Proceeds from shares issued to holders in reinvestment of dividends
Investor Shares	146	—
Institutional shares	5,980	—
Retirement shares	2,131	—
Shares redeemed
Investor shares	(1,191)	—
Institutional shares	(72,713)	(58,999)
Retirement shares	(20,636)	(3,881)
Net increase (decrease) in shares outstanding	990,366	(18,224)

The accompanying notes are an integral part of these financial statements.

17

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
Investor Shares

	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$52.65	$44.26	$75.04	$44.40	$41.36
Income from Investment Operations:
Net investment loss[1]	(0.41)	(0.34)	(0.41)	(0.42)	(0.34)
Net realized and unrealized gain (loss) on investments	12.82	8.73	(17.41)	35.02	3.38
Total from investment operations	12.41	8.39	(17.82)	34.60	3.04
Less Distributions:
Distributions from net realized gains	—	—	(12.96)	(3.96)	—
Total distributions	—	—	(12.96)	(3.96)	—
Net Asset Value - End of Year	$65.06	$52.65	$44.26	$75.04	$44.40
Total Return	23.57%	18.96%	(28.85)%	80.27%	7.35%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$ 185,679	$ 84,753	$ 39,866	$ 18,428	$ 9,274
Ratio of operating expenses to average net assets:
Before recoupments/reimbursements	1.31%	1.24%	1.25%	1.26%	1.27%
After recoupments/reimbursements	1.31%	1.24%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets:
Before recoupments/reimbursements	(0.73)%	(0.71)%	(0.71)%	(0.69)%	(0.90)%
After recoupments/reimbursements	(0.73)%	(0.71)%	(0.71)%	(0.68)%	(0.88)%
Portfolio turnover rate	98%	95%	77%	119%	157%

[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

18

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
Institutional Shares

	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$53.70	$45.07	$76.04	$44.87	$41.71
Income from Investment Operations:
Net investment loss[1]	(0.28)	(0.26)	(0.32)	(0.30)	(0.27)
Net realized and unrealized gain (loss) on investments	13.10	8.89	(17.69)	35.43	3.43
Total from investment operations	12.82	8.63	(18.01)	35.13	3.16
Less Distributions:
Distributions from net realized gains	—	—	(12.96)	(3.96)	—
Total distributions	—	—	(12.96)	(3.96)	—
Net Asset Value - End of Year	$66.52	$53.70	$45.07	$76.04	$44.87
Total Return	23.89%	19.15%	(28.71)%	80.66%	7.55%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$1,392,826	$725,117	$438,898	$433,921	$257,909
Ratio of operating expenses to average net assets:
Before recoupments/reimbursements	1.07%	1.07%	1.06%	1.06%	1.07%
After recoupments/reimbursements	1.07%	1.07%	1.06%	1.05%	1.05%
Ratio of net investment loss to average net assets:
Before recoupments/reimbursements	(0.48)%	(0.53)%	(0.52)%	(0.49)%	(0.69)%
After recoupments/reimbursements	(0.48)%	(0.53)%	(0.52)%	(0.48)%	(0.67)%
Portfolio turnover rate	98%	95%	77%	119%	157%

[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

19

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
Retirement Shares

	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$54.01	$45.28	$76.29	$44.98	$41.78
Income from Investment Operations:
Net investment loss[1]	(0.23)	(0.22)	(0.29)	(0.26)	(0.25)
Net realized and unrealized gain (loss) on investments	13.16	8.95	(17.76)	35.53	3.45
Total from investment operations	12.93	8.73	(18.05)	35.27	3.20
Less Distributions:
Distributions from net realized gains	—	—	(12.96)	(3.96)	—
Total distributions	—	—	(12.96)	(3.96)	—
Net Asset Value - End of Year	$66.94	$54.01	$45.28	$76.29	$44.98
Total Return	23.94%	19.28%	(28.66)%	80.76%	7.61%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$1,059,159	$744,273	$549,066	$710,935	$335,863
Ratio of operating expenses to average net assets:
Before recoupments/reimbursements	0.99%	0.99%	0.99%	1.00%	1.01%
After recoupments/reimbursements	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets:
Before recoupments/reimbursements	(0.40)%	(0.43)%	(0.45)%	(0.41)%	(0.64)%
After recoupments/reimbursements	(0.40)%	(0.43)%	(0.45)%	(0.40)%	(0.62)%
Portfolio turnover rate	98%	95%	77%	119%	157%

[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

20

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period presented
Investor Shares

Period from August 11, 2023 through June 30, 2024*
Net Asset Value - Beginning of Period	$9.15
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized gain on investments	2.28
Total from investment operations	2.26
Less Distributions:
Distributions from net investment income	(0.14)
Total distributions	(0.14)
Net Asset Value - End of Period	$11.27
Total Return	25.08%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$412
Ratio of operating expenses to average net assets:
Before reimbursements	5.15%+
After reimbursements	1.47%+
Ratio of net investment loss to average net assets:
Before reimbursements	(3.87)%+
After reimbursements	(0.19)%+
Portfolio turnover rate	119%^

*	The Investor Shares class commenced operations on August 11, 2023.
+	Annualized
^	Not Annualized
1	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

21

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period presented
Institutional Shares

	Year Ended June 30,		September 28, 2021* through June 30, 2022
	2024	2023
Net Asset Value - Beginning of Year (Period)	$9.04	$7.02	$10.00
Income from Investment Operations:
Net investment income(loss)[1]	0.01	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	2.39	1.98	(2.93)
Total from investment operations	2.40	2.02	(2.96)
Less Distributions:
Distributions from net investment income	(0.14)	—	—
Distributions from net realized gains	—	—	(0.02)
Total distributions	(0.14)	—	(0.02)
Net Asset Value - End of Year (Period)	$11.30	$9.04	$7.02
Total Return	26.73%	28.77%	(29.65)%^
Ratios and Supplemental Data:
Net assets, end of year (period) (thousands)	$11,446	$1,618	$1,590
Ratio of operating expenses to average net assets:
Before reimbursements	5.53%	15.95%	12.57%+
After reimbursements	1.27%	1.50%	1.50%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(4.21)%	(13.87)%	(11.57)%+
After reimbursements	0.05%	0.58%	(0.50)%+
Portfolio turnover rate	119%	172%	98%^

*	The Institutional Shares class commenced operations on September 28, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

22

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period presented
Retirement Shares

	Year Ended June 30,		December 22, 2021* through June 30, 2022
	2024	2023
Net Asset Value - Beginning of Year (Period)	$9.06	$7.02	$10.06
Income from Investment Operations:
Net investment income[1]	0.00[2]	0.05	0.02
Net realized and unrealized gain (loss) on investments	2.40	1.99	(3.06)
Total from investment operations	2.40	2.04	(3.04)
Less Distributions:
Distributions from net investment income	(0.14)	—	—
Total distributions	(0.14)	—	—
Net Asset Value - End of Year (Period)	$11.32	$9.06	$7.02
Total Return	26.81%	29.06%	(30.22)%^
Ratios and Supplemental Data:
Net assets, end of year (period) (thousands)	$ 2,484	$907	$496
Ratio of operating expenses to average net assets:
Before reimbursements	5.61%	16.29%	11.80%+
After reimbursements	1.21%	1.40%	1.40%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(4.32)%	(14.22)%	(9.95)%+
After reimbursements	0.08%	0.67%	0.45%+
Portfolio turnover rate	119%	172%	98%^

*	The Retirement Shares class commenced operations on December 22, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	The value is less than 0.005.
The accompanying notes are an integral part of these financial statements.

23

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024
NOTE 1 – ORGANIZATION
Manager Directed Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements include the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund (each a “Fund” and collectively, the “Funds”). The Funds are both open-end investment management companies that are each a diversified series of the Trust. The investment objective of the Funds is long-term growth of capital. The Hood River Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Hood River Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Hood River Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. The Hood River International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The Hood River International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021. The Hood River International Opportunity Fund’s Investor Shares commenced operations on August 11, 2023. Each class of shares differs principally in its respective distribution or shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Funds for the prior three fiscal years are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended June 30, 2024.
C.
Securities Transactions, Income, Expenses and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and

24

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Funds are charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2024, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

25

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed Hood River Capital Management, LLC (the “Advisor”) as each Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Hood River International Opportunity Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Valuation Designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Funds may invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

26

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of June 30, 2024:
Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,517,667,773	$ —	$ —	$2,517,667,773
REITs	17,423,389	—	—	17,423,389
Investments Purchased with Cash Proceeds from Securities Lending*	—	—	—	367,137,073
Money Market Funds	97,498,087	—	—	97,498,087
Total Investments in Securities	$2,632,589,249	$—	$—	$2,999,726,322

*
Investments valued using the NAV per share practical expedient in accordance with Topic 820, the investment is excluded from the fair value hierarchy. The investment is included in the total column for the purpose of reconciling the table to the schedule of investments.

Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,056,021	$7,595,785	$ —	$ 13,651,806
Closed End Investment Trusts	206,517	—	—	206,517
REITs	76,688	—	—	76,688
Short-Term Investments	326,838	—	—	326,838
Total Investments in Securities	$6,666,064	$7,595,785	$—	$14,261,849

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended June 30, 2024, the Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% of the average daily net assets of the Small Cap-Growth Fund and 1.05% for the International Opportunity Fund. Prior to November 1, 2023, the Advisor was entitled to a monthly fee at an annual rate of 1.30% for the International Opportunity Fund. For the fiscal year ended June 30, 2024, the Small-Cap Growth Fund incurred $17,110,292 in advisory fees. Advisory fees payable at June 30, 2024 for the Small-Cap Growth Fund were $1,857,463. For the fiscal year ended June 30, 2024, the International Opportunity Fund incurred $69,715 in advisory fees. Advisory fees payable at June 30, 2024 for the International Opportunity Fund were $0, and the Fund had an expense reimbursement receivable in the amount of $15,075 due from the Advisor.
Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expense for each Fund to ensure that the total annual operating expenses excluding Rule 12b-1 plan fees, shareholder servicing plan fees (including sub-transfer agency fees), taxes, any expenses incurred in connection with borrowings made by a Fund, interest (including without limitation interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation, do not exceed the following amounts of the average daily net assets for each class of shares:
Hood River Small-Cap Growth Fund

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

27

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
Hood River International Opportunity Fund

Investor Shares	1.15%
Institutional Shares	1.15%
Retirement Shares	1.15%

Prior to November 1, 2023, the Advisor waived a portion of its advisory fee or reimbursed expenses to the extent the International Opportunity Fund’s total operating expenses (excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) exceeded 1.40%.
For the fiscal year ended June 30, 2024, the Advisor waived fees and reimbursed expenses in the amounts of $0 and $269,486, respectively, for the Small-Cap Growth Fund and International Opportunity Fund. The Hood River Small-Cap Growth Fund also paid recoupments to the Advisor in the amount of $56,290 for the fiscal year ended June 30, 2024. The waivers and reimbursements will remain in effect through October 31, 2024 for the Small-Cap Growth Fund and for the International Opportunity Fund, unless terminated sooner by mutual agreement of the Board and the Advisor.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment, for both Funds, if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
Small-Cap Growth Fund
$16,942	6/30/2027
International Opportunity Fund
$191,498	6/30/2025
$300,864	6/30/2026
$269,486	6/30/2027

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds, and provides Chief Compliance Officer services. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the fiscal year ended June 30, 2024, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

	Small-Cap Growth Fund	International Opportunity Fund
Administration & fund accounting	$830,554	$24,099
Custody	$114,034	$17,564
Transfer agency	$244,536	$75,078
Compliance	$ 12,352	$12,354

28

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
At June 30, 2024, the Funds had payables due to Fund Services for administration, fund accounting and transfer agency fees, compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Small-Cap Growth Fund	International Opportunity Fund
Administration & fund accounting	$164,963	$4,237
Custody	$ 23,757	$4,414
Transfer agency	$ 40,616	$9,599
Compliance	$ 2,092	$2,032

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers and trustees of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Small-Cap Growth and International Opportunity Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Shares. The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the fiscal year ended June 30, 2024, the Small-Cap Growth Fund incurred distribution expenses on its Investor Shares of $312,341. For the fiscal year ended June 30, 2024, the Investor Shares of the International Opportunity Fund incurred distribution expenses in the amount $331.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of the Small-Cap Growth Fund’s Investor and Institutional Share Classes and the International Opportunity Fund’s Institutional and Investor Share Classes. Under the Plan, the Investor and Institutional Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Investor and Institutional Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Investor and Institutional Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Investor and Institutional Class shareholders of the Funds. Services provided by such intermediaries include the provision of support services to shareholders and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other services to shareholders as the Funds may reasonably request. For the fiscal year ended June 30, 2024, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

	Small-Cap Growth Fund	International Opportunity Fund
Investor Shares	$126,453	$97
Institutional Shares	$768,529	$2,774

29

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
NOTE 7 – SECURITIES TRANSACTIONS
For the fiscal year ended June 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Small-Cap Growth Fund	$2,403,653,820	$1,836,138,896
International Opportunity Fund	$ 17,376,705	$7,337,655

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2024, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Small-Cap Growth Fund	International Opportunity Fund
Cost of investments(a)	$2,324,513,767	$12,577,487
Gross unrealized appreciation	770,037,308	2,156,629
Gross unrealized depreciation	(94,824,753)	(472,267)
Net unrealized appreciation	675,212,555	1,684,362
Undistributed ordinary income	—	47,055
Undistributed long-term capital gain	—	—
Total distributable earnings	—	47,055
Other accumulated gains/(losses)	(9,090,834)	(443,394)
Total accumulated earnings/(losses)	$ 666,121,721	$ 1,288,023

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.
As of June 30, 2024, the Small-Cap Growth Fund had short-term capital losses in the amount of $2,141,626 with no expiration to offset future capital gains. The International Opportunity Fund had short-term capital losses in the amount of $340,315 with no expiration to offset future capital gains. The Small-Cap Growth fund utilized capital loss carryover in the amount of $112,739,748 during the fiscal year.
As of June 30, 2024, the Funds deferred, on a tax basis, post-October losses of:

	Capital	Ordinary Late Year Loss Deferral
Small-Cap Growth Fund	$ —	$5,807,816
International Opportunity Fund	—	—

For the fiscal year ended June 30, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total accumulated earnings/(loss)	Capital stock
Small-Cap Growth Fund	$4,995,211	$(4,995,211)
International Opportunity Fund	10	(10)

These differences primarily relate to net operating losses.

30

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
The tax character of distributions paid during the year ended June 30, 2024, and the year ended June 30, 2023 were as follows:

	Year Ended June 30, 2024	Year Ended June 30, 2023
International Opportunity Fund
Ordinary income	$80,535	$ —

The Hood River Small-Cap Growth Fund did not pay any distributions in the fiscal years ended June 2023 or
June 2024.
NOTE 9 – SECURITIES LENDING
The Small-Cap Growth Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Small-Cap Growth Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Small-Cap Growth Fund’s total assets taken at fair market value. The Small-Cap Growth Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Small-Cap Growth Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the Advisor the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of June 30, 2024, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.
The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Hood River Small – Cap Growth Fund	$359,741,377	Non-registered money market fund	$367,137,073	$367,137,073	$ —

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

31

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, National Financial Services LLC held 30% of the outstanding shares of the Small-Cap Growth Fund and Charles Schwab & Co., Inc. held 27% of the shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also beneficially owned.
As of June 30, 2024, Charles Schwab & Co., Inc. held 29% of the outstanding shares of the International Opportunity Fund and National Financial Services LLC held 41% of the outstanding shares of the International Opportunity Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. or by National Financial Services LLC are also beneficially owned.

32

Hood River Funds
REPORT OF INDEPENDENT Registered PUBLIC ACCOUNTING FIRM
To the Shareholders of Hood River Small Cap-Growth Fund and
Hood River International Opportunity Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Hood River Small-Cap Growth Fund and Hood River International Opportunity Fund (the “Funds”), each a series of Manager Directed Portfolios, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2024

33

Hood River Funds
Notice to Shareholders (UNAUDITED)
How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-878-5680 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
How to Obtain a Copy of the Funds’ Proxy Voting Records for the most recent 12-Month Period Ended
June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-878-5680. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.
Quarterly Filings on Form N-PORT
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-888-878-5680.
Householding
In an effort to decrease costs, the Funds intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-497-2960 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended June 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income, designated as qualified dividend income was as follows:

Hood River Small-Cap Growth Fund	0.00%
Hood River International Opportunity Fund	61.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended June 30, 2024, was as follows:

Hood River Small-Cap Growth Fund	0.00%
Hood River International Opportunity Fund	0.14%

34

Investment Advisor
Hood River Capital Management LLC
2373 PGA Boulevard, Suite 200
Palm Beach Gardens, FL 33410
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 497-2960
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations within Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	September 3, 2024

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/ Principal Financial Officer

Date	September 3, 2024

* Print the name and title of each signing officer under his or her signature.